Balances and Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of balances with related parties
	June 30,	December 31,
	2018	2017
	Unaudited
Trade receivables:
Taldor	$21	$23

Trade payables:
Shagrir	$(209)	$(193)
Taldor	$(20)	$(21)

Other accounts payable and accrued expenses:
DBSI (see note 5e)	$(53)	$(53)

Schedule of transactions with related parties

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2018	2017	2018	2017	2017
	Unaudited
Management fees to DBSI (see Note 5e)	$90	$90	$45	$45	$180

Sales to related parties	45	39	23	13	254

Purchases from related parties	441	504	212	247	682